S000107712 [Member] Investment Strategy - NORTHERN TRUST 2036 TAX-EXEMPT DISTRIBUTING LADDER ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in debt instruments that pay interest that is exempt from regular federal income tax with different maturity dates (or “rungs”) through the year 2036 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of 10 rungs with clusters of maturities throughout 2027 and each subsequent year through 2036. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax (“tax‑exempt bonds”). A tax‑exempt bond is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. The tax‑exempt bonds in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments;
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions; and
∎	Variable rate demand obligations.
The Fund primarily invests in investment grade tax‑exempt bonds that are rated within the top three rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI. Credit ratings are determined at the time of purchase.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.